Effects of changes in currency exchange rate (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Jan. 02, 2016	Dec. 31, 2015
Non-current assets [abstract]
Other financial assets	$ 1,918,191	$ 203,784
Trade and other non-current receivables	3,330,606	3,563,797
Other non-financial assets	5,431,635	4,727,722
Accounts receivable from related parties	258,471	356,665
Investments accounted for using equity method	99,270,280	64,404,946		$ 49,995,263
Intangible assets other than goodwill	77,032,480	77,934,155		71,868,007
Goodwill	94,617,474	96,926,551	$ 99,490,372
Property, plant and equipment (net)	917,913,428	904,104,722		872,667,210
Investment property	5,825,359	6,253,827		$ 6,838,002
Deferred tax assets	40,351,329	31,864,635
Total non-current assets	1,245,949,253	1,190,340,804
Unidades de Fomento [Member]
Non-current assets [abstract]
Other financial assets	1,918,191	0
Trade and other non-current receivables	2,452,475	2,936,552
Accounts receivable from related parties	258,471	356,665
Total non-current assets	4,629,137	3,293,217
Euros [Member]
Non-current assets [abstract]
Other financial assets	0	203,784
Property, plant and equipment (net)	94,776	971,382
Total non-current assets	94,776	1,175,166
Chilean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	190,015	35,391
Other non-financial assets	3,493,654	2,535,650
Investments accounted for using equity method	26,782,445	28,556,091
Intangible assets other than goodwill	65,914,305	64,981,853
Goodwill	76,119,432	76,646,071
Property, plant and equipment (net)	808,313,408	787,734,139
Investment property	4,862,410	5,015,603
Deferred tax assets	36,530,783	29,547,881
Total non-current assets	1,022,206,452	995,052,679
Argentinean Pesos [Member]
Non-current assets [abstract]
Trade and other non-current receivables	688,116	426,311
Other non-financial assets	1,258,949	1,519,236
Investments accounted for using equity method	358,962	399,817
Intangible assets other than goodwill	4,385,112	5,508,504
Goodwill	5,381,779	6,878,442
Property, plant and equipment (net)	78,183,157	82,920,719
Investment property	962,949	1,238,224
Deferred tax assets	3,601,765	2,108,426
Total non-current assets	94,820,789	100,999,679
Paraguayan Guarani [Member]
Non-current assets [abstract]
Trade and other non-current receivables	0	165,543
US Dollar [Member]
Non-current assets [abstract]
Other non-financial assets	664,290	669,470
Investments accounted for using equity method	72,128,873	35,449,038
Goodwill	12,853,153	13,402,038
Property, plant and equipment (net)	1,681	26,072
Total non-current assets	85,647,997	49,546,618
Uruguayan Peso [Member]
Non-current assets [abstract]
Intangible assets other than goodwill	2,975,596	3,247,094
Property, plant and equipment (net)	14,739,411	15,436,334
Deferred tax assets	180,761	156,714
Total non-current assets	17,895,768	18,840,142
Paraguayan Pesos [Member]
Non-current assets [abstract]
Other non-financial assets	14,742	3,366
Intangible assets other than goodwill	3,757,467	4,196,704
Goodwill	263,110	0
Property, plant and equipment (net)	16,580,995	17,016,076
Deferred tax assets	38,020	51,614
Total non-current assets	$ 20,654,334	$ 21,433,303